Short-term Borrowings and Long-term Debt (Components of Other Short-term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Short-term Debt [Line Items]
Other short-term borrowings	¥ 6,881,262	¥ 7,970,446
Less unamortized discount	138	925
Other short-term borrowings, net	¥ 6,881,124	¥ 7,969,521
Weighted average interest rate on outstanding balance at end of fiscal year	1.29%	0.66%
Domestic [Member]
Short-term Debt [Line Items]
Other short-term borrowings	¥ 1,728,595	¥ 2,889,994
Domestic [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Other short-term borrowings	1,094,487	1,080,838
Domestic [Member] | Borrowings from Bank of Japan [Member]
Short-term Debt [Line Items]
Other short-term borrowings	305,520	1,499,653
Domestic [Member] | Borrowings from Other Financial Institutions [Member]
Short-term Debt [Line Items]
Other short-term borrowings	243,968	262,985
Domestic [Member] | Other [Member]
Short-term Debt [Line Items]
Other short-term borrowings	84,620	46,518
Foreign [Member]
Short-term Debt [Line Items]
Other short-term borrowings	5,152,667	5,080,452
Foreign [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Other short-term borrowings	4,275,278	4,675,653
Foreign [Member] | Borrowings from Other Financial Institutions [Member]
Short-term Debt [Line Items]
Other short-term borrowings	784,949	216,596
Foreign [Member] | Short-term Debentures [Member]
Short-term Debt [Line Items]
Other short-term borrowings	18,523	5,654
Foreign [Member] | Other [Member]
Short-term Debt [Line Items]
Other short-term borrowings	¥ 73,917	¥ 182,549